UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     36
Form 13F Information Table Value Total:     $24,736




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                     MKT VAL TOTAL #         PUT/CALLINVSTMT  OTHER
NAME OF ISSUER                     CLASS   CUSIP NO  (x$1000 OF SHARE  SH            DSCRETN MANAGERS

                                                   MKT VALUE   TOTAL #    PUT/CALL INVSTMT    OTHER
NAME OF ISSUER                     CLASS  CUSIP NO  (x$1000)   OF SHARESH          DSCRETN   MANAGERS

AON PLC CLASS A                    COM   G0408V102     693       13,245SH          DEFINED      0
AT&T INC                           COM   00206R102     702       18,617SH          DEFINED      0
ABBOTT LABORATORIES                COM   002824100     817       11,922SH          DEFINED      0
BERKSHIRE HATHAWAY INC CLASS B     COM   084670702     724        8,205SH          DEFINED      0
BRISTOL-MYERS SQUIBB CO            COM   110122108     536       15,880SH          DEFINED      0
CHEVRON CORP NEW                   COM   166764100     723        6,200SH          DEFINED      0
CHUBB CORP                         COM   171232101     767       10,055SH          DEFINED      0
CLIFF NATURAL RESOURCES INC        COM   18683K101     773       19,755SH          DEFINED      0
DTE ENERGY CO                      COM   233331107     592        9,881SH          DEFINED      0
DIAGEO PLC - SPONSORED ADR         COM   25243Q205     928        8,234SH          DEFINED      0
EMERSON ELECTRIC COMPANY           COM   291011104     619       12,830SH          DEFINED      0
ENERGY TRANSFER PARTNERS LP        COM   29273R109     537       12,615SH          DEFINED      0
FLUOR CORP (NEW)                   COM   343412102     612       10,870SH          DEFINED      0
GENERAL ELECTRIC COMPANY           COM   369604103     692       30,458SH          DEFINED      0
HONEYWELL INTERNATIONAL INC        COM   438516106     776       12,980SH          DEFINED      0
INTEL CORPORATION                  COM   458140100     719       31,757SH          DEFINED      0
INTERNATIONAL BUSINESS MACHINE     COM   459200101     655        3,156SH          DEFINED      0
JPMORGAN CHASE & CO                COM   46625H100     745       18,398SH          DEFINED      0
JOHNSON & JOHNSON                  COM   478160104     851       12,345SH          DEFINED      0
KIMBERLY CLARK                     COM   494368103     755        8,798SH          DEFINED      0
KRAFT FOODS INC-A                  COM   50075N104     761       18,415SH          DEFINED      0
MERCK & CO. INC.                   COM   58933Y105     586       12,985SH          DEFINED      0
MICROSOFT CORP                     COM   594918104     539       18,112SH          DEFINED      0
NESTLE SA SPNSRD ADR REP RG SHS    COM   641069406     708       11,221SH          DEFINED      0
PFIZER INC                         COM   717081103     714       28,734SH          DEFINED      0
PROCTER AND GAMBLE COMPANY         COM   742718109     729       10,516SH          DEFINED      0
PUBLIC SVC ENTERPRISE GRP INC      COM   744573106     576       17,885SH          DEFINED      0
QUALCOMM INC                       COM   747525103     720       11,520SH          DEFINED      0
SYSCO CORP                         COM   871829107     495       15,841SH          DEFINED      0
TEVA PHARMACEUTICAL-SPONS ADR      COM   881624209     662       15,975SH          DEFINED      0
UNITEDHEALTH GROUP INC             COM   91324P102     782       14,105SH          DEFINED      0
VERIZON COMMUNICATIONS             COM   92343V104     682       14,969SH          DEFINED      0
VODAFONE GROUP PLC SPONS ADR       COM   92857W209     786       27,580SH          DEFINED      0
WELLPOINT INC                      COM   94973V107     510        8,795SH          DEFINED      0
WELLS FARGO & CO (NEW)             COM   949746101     486       14,071SH          DEFINED      0
YUM! BRANDS INC                    COM   988498101     786       11,855SH          DEFINED      0



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